Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net income	$ 796,354	$ 1,866,862
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	508,428	356,948
Allowance for current expected credit losses	66,277
Amortization of operating lease right-of-use assets	22,793
Gain on disposals of property and equipment	(345,519)
Changes in operating assets and liabilities:
Accounts receivable	554,182	(1,721,780)
Notes receivable	(377,266)	819,834
Inventories	(330,635)	61,703
Prepaid expense and other current assets	(233,634)	65,153
Other non-current assets	2,166	73,295
Due from related parties		209
Due to related parties	3,210	(44,604)
Accounts payable	(1,340,227)	(42,430)
Accrued expenses and other payables	(292,690)	110,340
Income tax payable	(75,543)	57,161
Net cash (used in) provided by operating activities	(1,042,104)	1,602,691
Cash flows from investing activities
Purchase of property and equipment	(173,181)	(844,151)
Prepayments for purchase of Yingxuan Assets		(843,643)
Short-term investment	(274,344)
Proceeds from sale of property and equipment	750,837
Net cash provided by (used) in investing activities	303,312	(1,687,794)
Cash flows from financing activities
Payments for financing liabilities	(194,002)	(136,645)
Payments for finance leases	(208,115)	(279,892)
Advances from related parties	949,099	1,012,549
Repayments to related parties	(542,906)	(262,398)
Borrowings from short term loans	1,842,440	3,318,567
Repayments of short term loans	(3,674,772)	(3,395,743)
Borrowings from long term loans	4,727,388
Repayments of long term loans	(11,408,398)
Proceeds from initial public offering	9,487,500
Disbursements for initial public offering costs	(1,343,572)	(84,734)
Net cash (used in) provided by financing activities	(365,338)	171,704
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(143,163)	(28,590)
Net change in cash, cash equivalents and restricted cash	(1,247,293)	58,011
Cash, cash equivalents and restricted cash, beginning of the period	2,114,039	531,462
Cash, cash equivalents and restricted cash, end of the period	866,746	589,473
Cash, cash equivalents	2,085,033	484,389
Cash, cash equivalents	678,770	544,682
Restricted cash	29,006	47,073
Restricted cash	187,976	44,791
Cash, cash equivalents and restricted cash, beginning of the period	2,114,039	531,462
Cash, cash equivalents and restricted cash, end of the period	866,746	589,473
Supplemental disclosure of cash flow information:
Cash paid for interest expense	409,431	206,232
Cash paid for income taxes	330,693	37,625
Non-cash investing and financing activities
Right-of-use assets transferred to property and equipment upon exercise of purchase option	482,062	156,858
Security deposits applied to lease payments	$ 33,583	$ 45,077